Schedule of Investments
September 30, 2020
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.13%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–22.88%
Alerian MLP ETF(b)	—	$—	$11,144,293	$(9,179,213)	$—	$(1,965,080)	$350,929	—	$—
Invesco Global Real Estate Income Fund, Class R6	6.87%	29,531,636	15,818,694	(6,762,135)	(2,517,975)	(980,841)	679,655	4,469,985	35,089,379
Invesco Master Event-Linked Bond Fund, Class R6(c)	6.07%	—	31,588,289	(1,494,385)	865,807	41,017	349,769	1,904,034	31,000,728
Invesco Multi-Asset Income Fund, Class R6	9.94%	58,764,283	9,040,503	(8,899,730)	(6,205,472)	(1,907,794)	2,499,597	5,443,922	50,791,790
Invesco S&P High Income Infrastructure ETF	—	23,639,691	125,174	(23,916,420)	(1,781,592)	1,933,147	—	—	—
iShares Global Infrastructure ETF(b)	—	—	20,563,379	(17,733,179)	—	(2,830,200)	159,692	—	—
Total Alternative Funds		111,935,610	88,280,332	(67,985,062)	(9,639,232)	(5,709,751)	4,039,642		116,881,897
Domestic Equity Funds–16.58%
Invesco Dividend Income Fund, Class R6	5.73%	50,186,524	7,670,661	(23,555,169)	(5,671,759)	634,864	906,269	1,396,237	29,265,121
Invesco S&P 500® Enhanced Value ETF	4.82%	35,532,260	14,481,861	(15,247,225)	(6,055,800)	(4,084,399)	745,584	903,732	24,626,697
Invesco S&P 500® High Dividend Low Volatility ETF(d)	6.03%	14,766,077	23,824,753	(4,013,431)	(2,719,614)	(1,060,729)	698,699	933,527	30,797,056
Total Domestic Equity Funds		100,484,861	45,977,275	(42,815,825)	(14,447,173)	(4,510,264)	2,350,552		84,688,874
Fixed Income Funds–54.77%
Invesco Core Plus Bond Fund, Class R6	14.57%	85,058,522	5,231,712	(19,638,467)	3,732,683	73,931	1,765,049	6,435,469	74,458,381
Invesco Corporate Bond Fund, Class R6	3.53%	21,989,612	545,134	(5,071,153)	472,939	113,021	540,669	2,290,552	18,049,553
Invesco Emerging Markets Sovereign Debt ETF	—	20,669,380	2,131,956	(21,223,397)	(1,548,113)	(29,826)	574,797	—	—
Invesco Floating Rate ESG Fund, Class R6(e)	—	51,842,393	3,125,090	(51,504,941)	954,144	(4,416,686)	1,247,946	—	—
Invesco Fundamental High Yield® Corporate Bond ETF(d)	3.00%	—	15,686,722	(292,835)	(57,914)	2,929	108,086	827,341	15,338,902
Invesco High Yield Fund, Class R6	—	39,702,748	3,097,303	(39,634,566)	(330,808)	(2,834,677)	1,362,544	—	—
Invesco Income Fund, Class R6	8.08%	—	42,123,409	(1,825,281)	926,928	36,233	358,681	5,472,320	41,261,289
Invesco International Bond Fund, Class R6(c)	5.00%	—	26,416,415	(1,056,303)	141,475	21,842	139,635	4,726,561	25,523,429
Invesco Master Loan Fund, Class R6(c)	8.08%	—	42,074,981	(872,444)	85,427	5,794	327,786	2,749,819	41,293,758
Invesco Quality Income Fund, Class R5	—	69,045,392	8,695,466	(78,520,346)	2,353,047	(1,573,559)	1,424,691	—	—
Invesco Taxable Municipal Bond ETF	8.00%	20,514,971	24,642,883	(5,392,181)	1,016,027	79,721	540,332	1,225,230	40,861,421
Invesco Variable Rate Preferred ETF	4.51%	35,182,113	3,662,626	(13,948,308)	(1,014,769)	(850,784)	1,021,646	935,454	23,030,878
Total Fixed Income Funds		344,005,131	177,433,697	(238,980,222)	6,731,066	(9,372,061)	9,411,862		279,817,611
Foreign Equity Funds–5.48%
Invesco S&P International Developed Low Volatility ETF(d)	5.48%	32,202,183	5,855,672	(4,839,390)	(4,035,295)	(1,207,929)	647,987	982,967	27,975,241
Money Market Funds–0.42%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(f)	0.14%	1,955,994	36,621,779	(37,852,839)	—	—	4,791	724,934	724,934
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(f)	0.12%	1,222,970	27,078,190	(27,697,204)	90	(3,114)	4,715	600,632	600,932
Invesco Treasury Portfolio, Institutional Class, 0.02%(f)	0.16%	2,235,422	41,853,462	(43,260,388)	—	—	5,332	828,496	828,496
Total Money Market Funds		5,414,386	105,553,431	(108,810,431)	90	(3,114)	14,838		2,154,362
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $499,342,565)	100.13%	594,042,171	423,100,407	(463,430,930)	(21,390,544)	(20,803,119)	16,464,881		511,517,985
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Invesco Income Allocation Fund (continued)
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.13%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.49%
Invesco Government & Agency Portfolio, Institutional Class	—	$—	$96,564,793	$(96,564,793)	$—	$—	$30,373(g)	—	$—
Invesco Private Government Fund, 0.03%(f)(h)	1.46%	—	144,493,493	(137,060,634)	—	—	1,356(g)	7,432,859	7,432,859
Invesco Private Prime Fund, 0.11%(f)(h)	1.03%	—	38,907,517	(33,648,076)	—	1,045	1,018(g)	5,259,434	5,260,486
Invesco Liquid Assets Portfolio, Institutional Class	—	—	26,589,506	(26,585,803)	—	(3,703)	12,229(g)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,693,345)	2.49%	—	306,555,309	(293,859,306)	—	(2,658)	44,976		12,693,345
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $512,035,910)	102.62%	$594,042,171	$729,655,716	$(757,290,236)	$(21,390,544)	$(20,805,777)	$16,509,857		$524,211,330
OTHER ASSETS LESS LIABILITIES	(2.62)%								(13,373,120)
NET ASSETS	100.00%								$510,838,210
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	Effective September 30, 2020, the underlying fund’s name changed.
(d)	All or a portion of this security was out on loan at September 30, 2020.
(e)	Effective August 21, 2020, the underlying fund’s name changed.
(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$509,363,623	$—	$—	$509,363,623
Money Market Funds	2,154,362	12,693,345	—	14,847,707
Total Investments	$511,517,985	$12,693,345	$—	$524,211,330
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Income Allocation Fund